Unaudited Interim Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Deficit	AOCI	Non- controlling interests
Beginning Balance at Dec. 31, 2021	$ 7,382,079	$ 6,032,792	$ 184,299	$ 2,007	$ (288,424)	$ (71,677)	$ 1,523,082
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(9,724)				57,578
Net earnings (loss), non-controlling interests	67,302						(67,302)
Effect of redeemable non-controlling interests not included in equity (note 14)	(2,725)						(2,725)
OCI	(112,446)					(111,693)	(753)
Dividends declared and distributions to non-controlling interests	(235,658)				(199,870)		(35,788)
Dividends and issuance of shares under dividend reinvestment plan	0	42,779			(42,779)
Common shares issued upon conversion of convertible debentures	6	6
Contributions received from non-controlling interests, net of cost	6,208						6,208
Common shares issued under employee share purchase plan	2,455	2,455
Share-based compensation	5,664			5,664
Common shares issued pursuant to share-based awards	(4,792)	4,479		(7,410)	(1,861)
Ending Balance at Jun. 30, 2022	7,031,067	6,082,511	184,299	261	(475,356)	(183,370)	1,422,722
Beginning Balance at Dec. 31, 2021	7,382,079	6,032,792	184,299	2,007	(288,424)	(71,677)	1,523,082
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OCI	(90,036)
Ending Balance at Dec. 31, 2022	6,836,439	6,183,943	184,299	9,413	(997,945)	(160,063)	1,616,792
Beginning Balance at Mar. 31, 2022	7,274,807	6,057,249	184,299	1,158	(315,879)	(123,398)	1,471,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(62,322)				(33,387)
Net earnings (loss), non-controlling interests	28,935						(28,935)
Effect of redeemable non-controlling interests not included in equity (note 14)	(1,529)						(1,529)
OCI	(61,412)					(59,972)	(1,440)
Dividends declared and distributions to non-controlling interests	(122,846)				(103,616)		(19,230)
Dividends and issuance of shares under dividend reinvestment plan	0	21,239			(21,239)
Contributions received from non-controlling interests, net of cost	2,478						2,478
Common shares issued under employee share purchase plan	1,149	1,149
Share-based compensation	4,042			4,042
Common shares issued pursuant to share-based awards	(3,300)	2,874		(4,939)	(1,235)
Ending Balance at Jun. 30, 2022	7,031,067	6,082,511	184,299	261	(475,356)	(183,370)	1,422,722
Beginning Balance at Dec. 31, 2022	6,836,439	6,183,943	184,299	9,413	(997,945)	(160,063)	1,616,792
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(12,711)				16,908
Net earnings (loss), non-controlling interests	29,619						(29,619)
Effect of redeemable non-controlling interests not included in equity (note 14)	(11,737)						(11,737)
OCI	68,538					68,326	212
Dividends declared and distributions to non-controlling interests	(157,969)				(124,451)		(33,518)
Dividends and issuance of shares under dividend reinvestment plan	0	30,482			(30,482)
Common shares issued upon conversion of convertible debentures	11	11
Contributions received from non-controlling interests, net of cost	107,933						107,933
Common shares issued under employee share purchase plan	3,113	3,113
Share-based compensation	4,695			4,695
Common shares issued pursuant to share-based awards	(2,846)	7,221		(9,829)	(238)
Ending Balance at Jun. 30, 2023	6,835,466	6,224,770	184,299	4,279	(1,136,208)	(91,737)	1,650,063
Beginning Balance at Mar. 31, 2023	7,055,820	6,223,301	184,299	776	(805,515)	(127,068)	1,580,027
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	(262,321)				(253,231)
Net earnings (loss), non-controlling interests	9,090						(9,090)
Effect of redeemable non-controlling interests not included in equity (note 14)	(6,018)						(6,018)
OCI	35,728					35,331	397
Dividends declared and distributions to non-controlling interests	(91,553)				(77,449)		(14,104)
Common shares issued upon conversion of convertible debentures	11	11
Contributions received from non-controlling interests, net of cost	98,851						98,851
Common shares issued under employee share purchase plan	1,405	1,405
Share-based compensation	3,602			3,602
Common shares issued pursuant to share-based awards	(59)	53		(99)	(13)
Ending Balance at Jun. 30, 2023	$ 6,835,466	$ 6,224,770	$ 184,299	$ 4,279	$ (1,136,208)	$ (91,737)	$ 1,650,063